Schedule of details of expense from performance rights, options and warrants (Details) - USD ($)		9 Months Ended				12 Months Ended
		Mar. 31, 2025		Mar. 31, 2024		Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2022
Notes and other explanatory information [abstract]
ESOP		$ 741,832		$ 1,388,497		$ 1,851,329		$ 1,052,245		$ 914,682
Advisor Options			[1]	1,086,937	[1]	1,086,938	[2]	1,164,524	[2]	632,301	[2]
Reach		34,937		34,937		46,584		148,615
Warrants			[3]	253,391	[3]	253,391	[4]		[4]		[4]
Over allotment Option			[5]	163,794	[5]	163,794	[6]		[6]		[6]
RSU						1,119,562
Total Share based payments		2,113,151		3,650,976		$ 4,521,598		$ 2,365,384		$ 1,546,983
EIP	[7]	$ 1,336,382		$ 723,420

[1]	Note that 327,142 Advisor Options vested and were exercised into Shares between July 2023 and December 2023 and 16,193 Advisor Options were forfeited. At March 31, 2024, nil remaining Advisor Options were on issue.
[2]	Note that 327,142 Advisor Options vested and were exercised into Shares between July 2023 and December 2023 and 16,193 Advisor Options were forfeited. At June 30, 2024, nil remaining Advisor Options were on issue.
[3]	Note that this expense is pertaining to the issuance of warrants (equating to 65,000 Ordinary Shares on exercise) to the Underwriter as part of the underwriting agreement. These Warrants will be exercisable at any time and from time to time, in whole or in part, during the four and a half year period commencing 180 days from the commencement of sales of the securities in the Offering, at a price per share equal to 125.0% of the public offering price per share of common stock at the Offering. The issuance acts as additional compensation for ThinkEquity services that would be rendered over a 24 month period from the Closing of the initial public offering. As these services vary and are not for a specific service, the fair value of this allocation cannot be estimated reliably. Thereby, the fair value of these warrants at grant date were calculated by applying the Black-Scholes model. The Company used valuations specialists to perform these valuations.
[4]	Note that this expense is pertaining to the issuance of warrants (equating to 65,000 Ordinary Shares on exercise) to the Underwriter as part of the underwriting agreement. These Warrants will be exercisable at any time and from time to time, in whole or in part, during the four and a half year period commencing 180 days from the commencement of sales of the securities in the Offering, at a price per share equal to 125.0% of the public offering price per share of common stock at the Offering. The issuance acts as additional compensation for ThinkEquity services that would be rendered over a 24 month period from the Closing of the initial public offering. As these services vary and are not for a specific service, the fair value of this allocation cannot be estimated reliably. Thereby, the fair value of these warrants at grant date were calculated by applying the Black-Scholes model. The Company used valuations specialists to perform these valuations.
[5]	Note that this expense is pertaining to the option granted to the underwriter, exercisable within 45 days after the closing of the Offering, to acquire up to an additional 15% of the total number of Shares to be offered by the company in the offering, solely for the purpose of covering over-allotments. This over-allotment option (not a service) essentially granted the underwriter the right to sell more shares than originally planned if the demand for a security issue proves higher than expected. The fair value of this service cannot be estimated reliably as the exercise was subjective on share price performance and/or timing. Thereby, the fair value of these options at grant date were calculated using the Black-Scholes model. The Company used valuations specialists to perform these valuations. In addition, please note that these options have not been exercised and the 45-day limit has expired.
[6]	Note that this expense is pertaining to the option granted to the underwriter, exercisable within 45 days after the closing of the Offering, to acquire up to an additional 15% of the total number of Shares to be offered by the company in the offering, solely for the purpose of covering over-allotments. This over-allotment option essentially granted the underwriter the right to sell more shares than originally planned if the demand for a security issue proves higher than expected. The fair value of this service cannot be estimated reliably as the exercise was subjective on share price performance and/or timing. Thereby, the fair value of these options at grant date were calculated using the Black-Scholes model. The Company used valuations specialists to perform these valuations. In addition, please note that these options have not been exercised and the 45-day limit has expired.
[7]	Note the expense is pertaining to options issued to Eligible Participants as per the EIP. Included in the expense for EIP is Conor McGregor’s Ambassador Agreement. In consideration for providing services under the Ambassador Agreement, and pursuant to the exemption from registration provided for in Regulation S promulgated under the Securities Act, Mr. McGregor received 700,000 performance share rights that will vest once the 30-day volume-weighted average price (VWAP) achieves the following trigger: 150,000 shares on execution of the Ambassador Agreement; 100,000 shares when the share price reaches $7.50; 150,000 shares when the share price reaches $10.00; 150,000 shares when the share price reaches $15.00 and 150,000 shares when the share price reaches $20.00. Aligned with the three (3) year term of the Ambassador Agreement, Mr. McGregor is restricted from selling shares within three (3) years of issuance unless specific conditions are met, such as the Company’s written consent, a sale or liquidation of the Company, or if the Company breaches the agreement.